Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to game developers	$ 2,894	$ 77
VAT input	2,173	281
Deferred platform commission cost	1,878	315
Prepaid expenses	416
Interest receivable	368
Prepaid rental expenses	35	114
Advance to advertisement suppliers	3	58
Rental deposit	2	308
Others	240	51
Prepaid expenses and other current assets	$ 8,009	$ 1,204